MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2020
MINERAL PROPERTIES
Schedule of mineral properties

	Camino	Cerro	Monitor
	Rojo	Quema	Gold	Total
Acquisition costs at historical rates
At January 1, 2019	$42,615	$82,429	$314	$125,358
Additions	—	—	—	—
At December 31, 2019	$42,615	$82,429	$314	$125,358
Additions	—	—	—	—
Transferred to mineral properties under development and construction (note 7)	(39,272)	—	—	(39,272)
Transferred to value added taxes recoverable	(3,343)	—	—	(3,343)
At December 31, 2020	$—	$82,429	$314	$82,743

Accumulated foreign exchange on translation
At January 1, 2019	$(1,259)	$—	$—	$(1,259)
Due to changes in exchange rates	1,544	—	—	1,544
At December 31, 2019	285	—	—	285
Due to changes in exchange rates	(2,414)	—	—	(2,414)
Transferred to mineral properties under development and construction (note 7)	2,129	—	—	2,129
At December 31, 2020	$—	$—	$—	$—

Acquisition costs
At December 31, 2019	$42,900	$82,429	$314	$125,643
At December 31, 2020	$—	$82,429	$314	$82,743